Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4. Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of the Company’s accounting policies, which are described in Note 3, the reported amounts of assets and liabilities and disclosure of commitments at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, and current and expected economic conditions. Actual results could differ from those estimates.

Management’s estimates and underlying assumptions are reviewed on an ongoing basis. Any changes or revisions to estimates and underlying assumptions are recognized in the period in which the estimates are revised and in any future periods affected.

The key sources of estimation uncertainty and judgments used in the preparation of these consolidated financial statements that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities and earnings within the next financial year are discussed below.

Mineral Resources and Mineral Reserves estimates and depletion

Mineral interests represent agreements for which settlement is called for in the payment of royalties or in multi-year delivery with reference to a percentage of production from a mine. Mineral interests comprise a large component of the Company’s assets and, as such, any change in the Mineral Resources and Mineral Reserves estimates of the properties to which the interests relate may have a significant effect on the Company’s consolidated financial statements. The estimation of Mineral Resources and Mineral Reserves is applied in estimating future deliveries under the agreement and determines rates of depletion and recoverability of the carrying value of the mineral interests.

In assessing the Company’s estimates of Mineral Resources and Mineral Reserves for a specific property, the Company assesses public disclosures of Mineral Resources and Mineral Reserves released by the operators and, if available, the associated mine plan to estimate total expected deliveries under the agreement.

The estimation of recoverable Mineral Resources and Mineral Reserves in respect of each agreement is generally based upon factors such as:

●	estimates of mine operating costs;
●	foreign exchange rates and commodity prices;
●	terms for offtake agreements;
●	future development costs; and
●	geological interpretation of drill results and judgments made in estimating the size and grade of the ore body.

The Company estimates exploration potential based on:

●	the size of the land package applicable to the agreement;
●	the cost and intensity of exploration programs proposed by the mine operator;
●	geological structures; and
●	ore body continuity and assessment of geotechnical limits.

These assumptions are, by their nature, subject to interpretation and uncertainty.

The estimates of Mineral Resources and Mineral Reserves may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of Mineral Resources and Mineral Reserves may materially impact the recorded amounts of depletion and the assessed recoverability of the carrying value of royalty and stream interests.

Impairment

Assessment of whether there are any indicators of impairment and reversal of impairment of mineral interests at the end of each reporting period requires the application of judgment.

Indicators which could trigger an impairment or impairment reversal analysis include, among others, significant adverse changes to (i) future production and operator reserve and resource estimates, (ii) current and forecast commodity prices, (iii) industry or economic trends, and (iv) other relevant operator information. Changes to any of the assumptions and estimates used in determining the fair value of the royalty and streams and related interests could impact the impairment or impairment reversal analysis.

As at September 30, 2023, the Company identified indicators of impairment for the Renard stream and Beaufor royalty interests. As a result, the Company performed impairment assessments, resulting in impairment charges recognized in the consolidated statements of income.

As at December 31, 2023, the Company did not identify any indicators of impairment or indicators of impairment losses previously recognized which should be reversed or partially reversed. Refer to Note 6 for additional disclosures.

Expected credit losses

The Company recognizes loss allowances for ECLs on financial assets measured at amortized cost.

The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. IFRS 9 introduced a single expected credit loss impairment model, which is based on changes in debt or credit quality since initial recognition.

The ECLs for loans receivable are measured based on the general approach. The ECL is estimated as the difference between the contractual cash flows that are due to Triple Flag and the cash flows that management expects to receive discounted at the original effective interest rate. Cash flows that management expects to receive are based on the expected ability of the counterparties to repay the amounts owed, which is dependent on a variety of assumptions, estimates and forecasts including, among others, forecasted production results, operating costs, commodity prices and capital requirements. Changes in any of the assumptions and estimates used in determining the expected income could impact the ECL provision.

Income taxes

The interpretation and application of existing tax laws, regulations and rules in Australia, Bermuda, Canada, Colombia, Mexico, Mongolia, Peru, South Africa, the United Kingdom and the United States, or any of the other potential countries in which mineral interests are located or where commodities are sold, requires judgment. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is based on facts and circumstances of the relevant tax position, considering all available evidence. Differing interpretation of these laws, regulations and rules could result in an increase in the Company’s taxes, governmental charges, duties or impositions.

In assessing the probability of realizing deferred income tax assets, the Company makes estimates related to expectations of future taxable income and expected timing of reversals of existing temporary differences. Such estimates are based on forecasted cash flows from operations which require the use of estimates and assumptions, such as forecast commodity prices and future production. Therefore, the amount of deferred income tax assets recognized on the balance sheet could be reduced if the actual results differ significantly from forecast. The Company reassesses its deferred income tax assets at the end of each reporting period. Deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.

Business combinations

The assessment of whether an acquisition meets the definition of a business or is considered the acquisition of an asset is an area of key judgment. For the acquisition to constitute a business, we should be acquiring inputs and processes which could deliver an output. Management would need to apply judgment to determine whether any processes were acquired as part of the acquisition of assets.

For both business combinations and asset acquisitions, the assumptions and estimates with respect to determining the fair values often require management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of assets acquired and liabilities assumed, those of mineral interests and other properties in particular, generally require a high degree of judgment and include estimates of Mineral Resources and Mineral Reserves acquired, future metal prices, discount rates and reserve/resource conversion. Changes in the judgments made or in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.